Document And Entity Information	Oct. 15, 2026
Document Information [Line Items]
Entity, Registrant Name	HIGH ROLLER TECHNOLOGIES, INC.
Document, Type	8-K
Document, Period End Date	Oct. 15, 2026
Entity, File Number	001-42202
Entity, Incorporation, State or Country Code	DE
Entity, Tax Identification Number	87-4159815
Entity, Address, Address Line One	400 South 4th Street, Suite 500-#390
Entity, Address, City or Town	Las Vegas
Entity, Address, State or Province	NV
Entity, Address, Postal Zip Code	89101
City Area Code	702
Local Phone Number	509-5244
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	ROLR
Security Exchange Name	NYSEAMER
Entity, Emerging Growth Company	true
Entity, Ex Transition Period	false
Amendment Flag	false
Entity, Central Index Key	0001947210